Private Placement (Details) - USD ($)		5 Months Ended
	Nov. 03, 2025	Dec. 31, 2025
Private Placement [Line Items]
Generating gross proceeds (in Dollars)		$ 6,600,000
Private Placement Units [Member]
Private Placement [Line Items]
Number of units issued	660,000
Purchase price per unit (in Dollars per share)	$ 10
Generating gross proceeds (in Dollars)	$ 6,600,000
Private Placement Units [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of units issued	350,000
Private Placement Units [Member] | Cohen [Member]
Private Placement [Line Items]
Number of units issued	310,000
Private Placement [Member]
Private Placement [Line Items]
Number of units issued	660,000	660,000
Purchase price per unit (in Dollars per share)		$ 10
Generating gross proceeds (in Dollars)	$ 6,600,000	$ 6,600,000
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of units issued	350,000	350,000
Private Placement [Member] | Cohen [Member]
Private Placement [Line Items]
Number of units issued		310,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Purchase of units	1
Underwriters purchased units		1